CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 147,967,115	$ 82,235,959	$ 128,793,421
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	13,809,041	11,691,731	11,962,983
Amortization	9,416,310	1,216,959	775,053
Loss on disposal of property, plant and equipment	1,001,000	3,228,845	293,098
Allowance for doubtful accounts - accounts receivable, net	655,148	23,783	123,239
Allowance for doubtful accounts - prepayments and other receivables	96,267	0	65,341
Impairment for other non-current assets	2,671,528	0	1,225,200
Write-down of obsolete inventories	0	0	256,862
Deferred income tax benefit	(4,159,890)	(3,252,516)	(3,006,541)
Share-based compensation	23,130,570	33,903,283	24,405,511
Equity in income of an equity method investee	(2,368,995)	(3,509,071)	(2,519,201)
Loss from disposal of a subsidiary	0	0	75,891
Excess tax benefits from share-based compensation arrangements	0	0	(2,613,831)
Change in operating assets and liabilities, net of effect of acquisition of TianXinFu:
Accounts receivable	(53,879,876)	(39,918,939)	(10,971,773)
Inventories	(42,594,485)	(42,078,261)	(40,077,384)
Prepayments and other current assets	(9,387,783)	(1,777,783)	1,946,800
Accounts payable	8,140,553	977,152	2,966,885
Income tax payable	(3,575,544)	6,047,808	6,022,145
Other payables and accrued expenses	23,693,979	16,821,694	4,221,669
Deferred income	(504,886)	(493,897)	(686,757)
Non-current income tax payable	(10,168,100)	37,067,138	0
Net cash provided by operating activities	103,941,952	102,183,885	123,258,611
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired from acquisition of TianXinFu	97,702,278	0	0
Purchase of time deposit	(1,871,773,012)	(22,669,000)	0
Proceeds from maturity of time deposit	1,349,949,821	0	0
Purchase of short term investments	(855,074,467)	0	0
Proceeds from maturity of short term investments	767,654,706	0	0
Payment for property, plant and equipment	(31,743,146)	(37,504,440)	(49,371,318)
Payment for intangible assets and land use rights	(4,973,244)	(786,691)	(1,635,891)
Refund of payments and deposits related to land use right	0	0	10,297,893
Proceeds from disposal of property, plant and equipment and land use rights	124,560	64,914	393,019
Loans lent to a third party	0	0	(12,332,718)
Proceeds from disposal of a subsidiary	0	0	128,654
Prepayments for investments in equity securities	(10,812,893)	0	0
Net cash used in investing activities	(558,945,397)	(60,895,217)	(52,520,361)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from stock option exercised	1,184,534	867,546	3,558,796
Proceeds from short-term bank loans	0	23,009,280	0
Repayment of short-term bank loans	0	(23,412,060)	0
Maturity of deposit as security for bank loans	0	0	37,756,405
Excess tax benefits from share-based compensation arrangements	0	0	2,613,831
Dividend paid by subsidiaries to noncontrolling interest shareholders	(10,145,395)	(18,789,151)	(7,921,952)
Proceeds from issuance of ordinary shares	590,265,000	0	0
Prepayment to an investment bank for potential share repurchase	(10,000,000)
Payment to noncontrolling interest shareholders in connection with their capital withdrawal	0	0	(58,091,018)
Net cash provided by/ (used in) financing activities	571,304,139	(18,324,385)	(22,083,938)
EFFECT OF FOREIGN EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	3,243,017	12,607,032	(9,826,672)
NET INCREASE IN CASH AND CASH EQUIVALENTS	119,543,711	35,571,315	38,827,640
Cash and cash equivalents at beginning of year	219,336,848	183,765,533	144,937,893
Cash and cash equivalents at end of year	338,880,559	219,336,848	183,765,533
Supplemental cash flow information
Cash paid for income taxes	35,449,581	24,691,429	22,210,476
Cash paid for interest expense	0	252,353	84,664
Noncash investing and financing activities:
Acquisition of property, plant and equipment included in payables	3,687,742	7,548,964	4,912,937
Set-off loan receivable against accounts payable	3,784,297	0	5,848,400
Fair value of noncash assets acquired and liabilities assumed in acquisition of Tianxinfu	$ 337,186,892	$ 0	$ 0